OLD WESTBURY FUNDS, INC.

Old Westbury All Cap ESG Fund
(the “Fund”)

Supplement dated July 8, 2020 to the
Prospectus dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 28, 2020, as supplemented.

Ms. Desiree C. Davis, a Principal of Bessemer Investment Management LLC (the “Adviser”) and Senior Manager Research of External Manager Solutions at Bessemer will be joining Dr. Qiang Jiang, Managing Director and Director of Investment Quantitative R&D and Mr. Y. Gregory Sivin, Principal and Director of Quantitative Portfolio Management and replacing Ms. Anna E. White, to manage the Fund.

Accordingly, effective immediately:

•	The third paragraph in the section entitled “Old Westbury All Cap ESG Fund–Management of the Fund–Portfolio Managers” beginning on page 14 is hereby deleted in its entirety and replaced with the following:

Ms. Desiree C. Davis, Principal of the Adviser, has managed the Fund since July 8, 2020.

•	The third paragraph in the section entitled “WHO MANAGES THE FUNDS?– All Cap ESG Fund” beginning on page 62 is hereby deleted in its entirety and replaced with the following:

Ms. Desiree C. Davis, is a Principal of the Adviser and Senior Manager Research of External Manager Solutions at Bessemer. Ms. Davis joined the Adviser in June 2020. She worked at Bessemer from 2000 to 2004 where she served as Assistant Vice President in Bessemer’s Private Equity Fund of Funds group and later rejoined Bessemer in January 2011 in the External Manager Solutions group. Prior to joining the Adviser and its affiliate Bessemer, Ms. Davis worked at Piper Jaffray from 2006 to 2010, focusing on restructuring transactions in the investment banking group. Ms. Davis earned an MBA from the University of Southern California in 2006 and a BS in Finance from Miami University in Ohio in 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

Old Westbury All Cap ESG Fund
(the “Fund”)

Supplement dated July 8, 2020 to the
Statement of Additional Information dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 28, 2020, as supplemented.

Ms. Desiree C. Davis, a Principal of Bessemer Investment Management LLC (the “Adviser”) and Senior Manager Research of External Manager Solutions at Bessemer will be joining Dr. Qiang Jiang, Managing Director and Director of Investment Quantitative R&D and Mr. Y. Gregory Sivin, Principal and Director of Quantitative Portfolio Management and replacing Ms. Anna E. White, to manage the Fund.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:
o	The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Allss Cap ESG Fund—BIM” beginning on page 47 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
All Cap ESG Fund
BIM
Qiang Jiang	0	$0	0	$0	10	$86,000,000
Y. Gregory Sivin	0	$0	0	$0	10	$86,000,000
Desiree C. Davis	0	$0	0	$0	10	$80,000,000
o	The portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance—All Cap ESG Fund—BIM” beginning on page 50 is hereby deleted in its entirety and replaced with the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
All Cap ESG Fund
BIM
Qiang Jiang	0	$0	0	$0	0	$0
Y. Gregory Sivin	0	$0	0	$0	0	$0
Desiree C. Davis	0	$0	0	$0	0	$0

o	The portion of the table under the heading “Ownership of Securities” for “BIM” beginning on page 53 is hereby deleted in its entirety and replaced with the following:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund
BIM[1]
Edward N. Aw	$500,001-$1,000,000	$500,001- $1,000,000	None	$50,001-$100,000	None	$100,001- $500,000	$10,001-$50,000
Nancy Sheft	$100,001- $500,000	$500,001- $1,000,000	None	$50,001-$100,000	None	$100,001- $500,000	$10,001 - $50,000
John Hall	$100,001- $500,000	$100,001- $500,000	None	$100,001- $500,000	None	$100,001- $500,000	$10,001 - $50,000
David W. Rossmiller	$500,001-$1,000,000	Over $1,000,000	None	Over $1,000,000	None	$500,001- $1,000,000	$50,001-$100,000
John A. Christie	$50,001-$100,000	$100,001-$500,000	None	$1 - $10,000	None	$50,001-$100,000	$1 - $10,000
Jeffrey A. Rutledge	$100,001- $500,000	$500,001 -$1,000,000	None	None	None	$100,001- $500,000	None
Michael Morrisroe	$100,001- $500,000	$500,001 -$1,000,000	None	$500,001- $1,000,000	None	$100,001- $500,000	$100,001- $500,000
Beatriz M. Cuervo	$100,001- $500,000	$100,001- $500,000	None	$100,001- $500,000	None	$50,001-$100,000	$100,001- $500,000
Qiang Jiang	$100,001- $500,000	$100,001- $500,000	None	None	None	$50,001-$100,000	None
Y. Gregory Sivin	$100,001- $500,000	$100,001- $500,000	None	None	None	$50,001-$100,000	None
Desiree C. Davis***	$100,001- $500,000	$100,001- $500,000	None	$100,001- $500,000	None	$100,001- $500,000	$10,001 - $50,000
Anthony Wile	$50,001-$100,000	$100,001- $500,000	None	$10,001 - $50,000	None	$10,001 - $50,000	$10,001 - $50,000
Jared B. Olivenstein	None	None	None	None	None	None	None
Kevin Akinskas*	None	None	None	None	None	None	None

*** Information is as of May 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE